Financial instruments and risk management (Disclosure of detailed information about accounts receivable credit risk) (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Disclosure of risk management strategy related to hedge accounting [line items]
Balance, end of period	$ 18,797,635	$ 6,121,963
Credit risk [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Trade receivables from sales of crude oil and natural gas	18,110,135	5,593,956
Joint interest billing receivables and other	687,500	528,007
Balance, end of period	$ 18,797,635	$ 6,121,963